Financial Risk Factors (Tables)	6 Months Ended
Jan. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Financial Risk Factors

	Carrying amount	Contractual cash flows	Within 1 year	1-2 years	2-5 years	5+ years
Accounts payable and accrued liabilities	$605,150	$605,150	$605,150	$-	$-	$-
	$605,150	$605,150	$605,150	$-	$-	$-